Shareholder Loans - Additional Information (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	May 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Shareholder Loans [Line Items]
Shareholder loan			$ 87,828
Nominal interest rate of shareholder loans			15.00%
Effective interest rate of shareholder loans			10.00%
Shareholders value			$ 3,700
Effective interest rate of renegotiation of shareholder loan			8.00%
Renegotiation loss amount to shareholder loan			$ 300
Repayment of shareholder loans		$ 10,941
Subordinated Bridge Facilities Agreement
Shareholder Loans [Line Items]
Repayment of shareholder loans	$ 10,900
Repayment of shareholder loans in shares	6,124,004